Financial income and expenses (Tables)	12 Months Ended
Jun. 30, 2020
Financial Income and Expenses [Abstract]
Schedule of financial income and expenses
	Notes	2020	2019	2018
Financial income
Interest on marketable securities		5,396	5,507	4,341
Interest on receivable		3,619	622	10,462
Monetary variations (i)		-	-	160
Foreign exchange variation (i)		14,038	17,110	12,058
Gain on remeasurement of leases (iii)		15,246	16,843	-
Gain on remeasurement of receivables from sale of farms (iv)		130,915	156,156	39,337
Realized profit from derivative transactions (v)	6	50,484	55,611	16,861
Unrealized profit from derivative transactions (vi)	6	155,715	58,689	46,104
		375,413	310,538	129,323
Financial expenses
Marketable securities charges		(1,456)	(294)	(1,372)
Bank charges		(706)	(1,334)	(685)
Interest accrued		(25,248)	(18,171)	(28,768)
Monetary variation (i)		-	-	(346)
Foreign exchange variation (ii)		(15,765)	(17,724)	(11,792)
Gain on remeasurement of leases (iii)		(36,091)	(19,309)	-
Loss on remeasurement of receivables from sale of farms (iv)		(72,535)	(142,167)	(26,616)
Realized loss from derivative financial transactions (v)	6	(91,196)	(35,453)	(23,968)
Unrealized loss from derivative financial transactions (vi)	6	(163,171)	(63,164)	(44,332)
		(406,168)	(297,616)	(137,879)
Financial income (expense), net		(30,755)	12,922	(8,556)

Schedule of net balances
	2020	2019	2018
Monetary variations (i)	-	-	(186)
Foreign exchange difference (ii)	(1,727)	(614)	266
Net on remeasurement of leases (iii)	(20,845)	(2,466)	-
Net on remeasurement of receivables from sale of farms (iv)	58,380	13,989	12,721
Realized profit (loss) from derivative financial instruments (v)	(40,712)	20,158	(7,107)
Unrealized (loss) profit from Derivative financial instruments (vi)	(7,456)	(4,475)	1,772